Shareholders' Equity (Shares Of Treasury Stock) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, Shares	33,109,528	33,000,000
Balance, Amount	$ 769	$ 769
Treasury stock acquired, net of ESPP shares issued, Shares	3,400,000	100,000
Treasury stock acquired, net of ESPP shares issued, Amount	$ 49	$ 0
Balance, Shares	36,472,293	33,109,528	33,000,000
Balance, Amount	$ 818	$ 769	$ 769
Dividends declared to shareholders'	45	46	$ 47
Accrued dividends	$ 11	$ 12